Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our named executive officers (“NEOs”), within the meaning of such rules, and certain financial performance measures of our Company. The table below provides information regarding compensation actually paid to our CEO, our principal executive officer (“PEO”), and average compensation actually paid to our other non-PEO named executive officers during each of the past three fiscal years, as well as total stockholder return and net income (loss) for each of the past three fiscal years.

Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(5) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(6)(7) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(8) ($)	Net Loss(9) ($)
2023	291,527	261,326	221,553	195,430	5	8,521,837
2022	372,080	254,494	336,208	283,723	17	11,909,903
2021	276,944	265,916	227,333	218,729	63	5,065,781

(1)

NEOs included in these columns reflect the following:

●         PEO (2023, 2022 and 2021): Michael W. DePasquale

●         Non-PEO NEOs (2023): Cecilia C. Welch and James D. Sullivan

●         Non-PEO NEOs (2022 and 2021): Mira K. LaCous and James D. Sullivan

(2)	Amounts reported represent the Summary Compensation Table total for our CEO for each of the years presented.

(3)

Amounts reported represent compensation actually paid to our CEO for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.

(4)	Compensation actually paid to our PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for our CEO for each of the years presented:

PEO Total Compensation Amount	$ 291,527	$ 372,080	$ 276,944
PEO Actually Paid Compensation Amount	$ 261,326	254,494	265,916
Adjustment To PEO Compensation, Footnote

Michael W. DePasquale
Summary Compensation Table Total for 2023	$291,527
Deduct: Stock awards(a)	19,250
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(b)	5,835
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(8,356)
Add: Change in fair value of equity awards granted in prior years that vested during the year(d)	(8,430)
Compensation Actually Paid for 2023	261,326

Summary Compensation Table Total for 2022	$372,080
Deduct: Stock awards(a)	75,250
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(b)	20,479
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(58,378)
Add: Change in fair value of equity awards granted in prior years that vested during the year(d)	(4,436)
Compensation Actually Paid for 2022	254,494

Summary Compensation Table Total for 2021	$276,944
Deduct: Stock awards(a)	0
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(b)	0
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(5,505)
Add: Change in fair value of equity awards granted in prior years that vested during the year(d)	(5,523)
Compensation Actually Paid for 2021	265,916

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)

Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in prior years that vested during the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year). Adjustments as provided in clause (iii) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of restricted stock awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by Nasdaq.

Non-PEO NEO Average Total Compensation Amount	$ 221,553	336,208	227,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 195,430	283,723	218,729
Adjustment to Non-PEO NEO Compensation Footnote
(5)

Average Summary Compensation Table total for non-PEO named executive officers reflects the average Summary Compensation Table total for Cecilia C. Welch and James D. Sullivan for 2023 and for Mira K. LaCous and James D. Sullivan for 2022 and 2021.

(6)

The amounts in this column represent the average compensation actually paid to the non-PEOs for each of the years presented. The dollar amounts in this column do not reflect the actual average amount of compensation earned by or paid to the non-PEOs during the applicable year.

(7)

Average compensation actually paid to non-PEO named executive officers reflects the average compensation actually paid to Cecilia C. Welch and James D. Sullivan for 2023 and to Mira K. LaCous and James D. Sullivan for 2022 and 2021, and consists of the following average amounts deducted from and added to the average Summary Compensation Table total for the non-PEO named executive officers for each of the years presented:

Average Non-PEO Named Executive Officers
Average Summary Compensation Table Total for 2023	$221,553
Deduct: Average stock awards(a)	16,500
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(b)	5,001
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(7,275)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(d)	(7,349)
Average Compensation Actually Paid for 2023	195,430

Average Summary Compensation Table Total for 2022	$336,208
Deduct: Average stock awards(a)	40,313
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(b)	23,587
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(32,299)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(d)	(3,461)
Average Compensation Actually Paid for 2022	283,723

Average Summary Compensation Table Total for 2021	$227,333
Deduct: Average stock awards(a)	0
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(b)	0
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	(4,697)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(d)	(3,907)
Average Compensation Actually Paid for 2021	218,729

(a)	Represents the average of the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	Represents the average of the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)

Represents the average of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)

Represents the average of the amount of change in fair value as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in prior years that vested during the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year). Adjustments as provided in clause (iii) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of restricted stock awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by Nasdaq.

(8)

The total shareholder return is calculated by the difference between our common stock price at the end of the three-year measurement period by our stock price at the beginning of the measurement period. Because we do not pay any dividends, our total stockholder return does not assume the reinvestment of dividends.

(9)	Amounts reported represent the amount of net loss reflected in our audited consolidated financial statements for the applicable year and is presented in thousands.

Total Shareholder Return Amount	$ 5	17	63
Net Income (Loss)	8,521,837	11,909,903	5,065,781
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,250)	(75,250)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,835	20,479	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,356)	(58,378)	(5,505)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,430)	(4,436)	(5,523)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,500	40,313	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,001	23,587	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,275)	(32,299)	(4,697)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,349)	$ (3,461)	$ (3,907)